Related Parties Payable	6 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTIES PAYABLE

22.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

(2)	Significant balances between the Group and the above related parties:

Name	Nature	As at June 30, 2018	As at December 31, 2017

Yan, Keyan	Borrowing of funds	425,638	154,137
		425,638	154,137

Related parties payables were unsecured, non-interest bearing and repayment on demand.

During 2017 and 2018, Mr. Yan provided personal guarantees for the loans as set forth in Note 23.

*The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 28.